Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies
Schedule of property and equipment depreciated
Description	Useful Life	Method
Office equipment	7 years	Straight-line
Machinery and equipment	5 to 7 years	Straight-line
Computer equipment	3 to 7 years	Straight-line
Vehicles	5 years	Straight-line

Description	Useful Life	Method
Office equipment	7 years	Straight-line
Machinery and equipment	5 to 7 years	Straight-line
Computer equipment	3 to 7 years	Straight-line
Vehicles	5 years	Straight-line

Schedule of weighted average shares outstanding and the basic diluted earnings per share
	Net (Loss) Income	Shares	Per Share Amount

For the three months ended September 30, 2020:

Basic EPS	$17,010	50,964,244	$0.00
Effect of dilutive stock options, warrants and series A shares		40,100,000

Diluted EPS	$17,010	90,921,254	$0.00
For the three months ended September 30, 2019:

Basic EPS	$(138,384)	48,336,326	$(0.00)
Effect of dilutive stock options, warrants and series A shares

Diluted EPS	$(138,384)	48,336,326	$(0.00)

	Net (Loss) Income	Shares	Per Share Amount

For the nine months ended September 30, 2020:

Basic EPS	$(549,219)	50,015,773	$(0.01)
Effect of dilutive stock options, warrants and series A shares

Diluted EPS	$(549,219)	50,015,773	$(0.01)
For the nine months ended September 30, 2019:

Basic EPS	$(11,165)	48,336,326	$(0.00)
Effect of dilutive stock options, warrants and series A shares

Diluted EPS	$(11,165)	48,336,326	$(0.00)

	Net Income	Shares	Per Share Amount

For the year ended December 31, 2019:

Basic EPS	$5,945	49,536,326	$0.00
Effect of dilutive stock options, warrants and series A shares		40,462,289

Diluted EPS	$5,945	89,998,615	$0.00
For the year ended December 31, 2018:

Basic EPS	$328,993	47,771,668	$0.00
Effect of dilutive stock options, warrants and series A shares		39,902,642

Diluted EPS	$328,993	87,674,310	$0.00